Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2016
Accounts receivable, net [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net, consists of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Accounts receivable	365,452	625,997
Allowance for doubtful accounts:
Balance at beginning of the year	(408)	(670)
Additions	(650)	(510)
Write-offs	-	-
Reversal	388	-

Balance at end of the year	(670)	(1,180)

Accounts receivable, net	364,782	624,817